Amortized from Accumulated Other Comprehensive Loss Into Net Periodic Benefit Cost (Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 1.9
Total	1.9
Health Care and Other Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	(1.1)
Prior service credit	(0.7)
Total	$ (1.8)